Income Taxes (Details) - Schedule of effective tax rate and statutory income tax rate - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Effective Tax Rate And Statutory Income Tax Rate Abstract
Loss before provision for income taxes and loss from equity method investment	¥ (247,970)	¥ (282,628)
Income tax expense computed at an applicable tax rate of 25%	(61,993)	(70,657)
Effect of non-deductible items	14,094	39,572
Effect of preferential tax rate	3,987	(850)
Effect of income tax rate difference in other jurisdictions	4,375	10,484
Change in valuation allowance	43,309	22,533
Total	¥ 3,772	¥ 1,082